Stock-Based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2023	Jan. 31, 2023
Stock-Based Compensation Plans
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 51.83
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 3 months 18 days
Vested or expected to vest, aggregate intrinsic value	$ 41.9
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation Plans
Number of Units Outstanding (in shares), Beginning	474,631
Weighted-Average Granted Date Fair Value (in dollars per share), Beginning	$ 32.44
Weighted-Average Remaining Contractual (years)	5 years 3 months 18 days	4 years 8 months 12 days
Aggregate Intrinsic Value	$ 36.9	$ 35.2
RSUs Granted (in shares)	61,774
RSUs Granted, weighted-average granted date fair value (in dollars per share)	$ 80.19
Exercised (in shares)	(53,898)
Exercised, weighted-average granted date fair value (in dollars per share)	$ 8.55
Forfeited (in shares)	(413)
Forfeited, weighted-average granted date fair value (in dollars per share)	$ 60.89
Number of Units Outstanding (in shares), Ending	482,094	474,631
Weighted-Average Granted Date Fair Value (in dollars per share), Ending	$ 40.34	$ 32.44
Vested or expected to vest, RSU (in shares)	482,094
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 40.34
Vested or expected to vest, weighted-average remaining contractual life (Year)	5 years 3 months 18 days
Vested or expected to vest, aggregate intrinsic value	$ 36.9
Exercisable, number of units (in shares)	361,598
Exercisable, weighted-average granted date fair value (in dollars per share)	$ 30.32
Exercisable, weighted-average remaining contractual (years)	4 years 1 month 6 days
Exercisable, aggregate intrinsic value	$ 27.7